EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

16. EARNINGS PER SHARE

The calculation of earnings (loss) per share is as follows:

	Year ended December 31,
	2017	2018	2019
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$96,662,387	$61,156,886	$28,263,602
(Loss) income from discontinued operations, net of tax	(3,821,259)	(23,032,181)	1,260,790
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$92,841,128	$38,124,705	$29,524,392
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	265,070,961	311,715,158	339,571,054
Plus: Dilutive effects of share options	6,020,839	6,346,349	5,568,144
Dilutive effects of RSUs	1,834,519	7,444,828	4,822,360
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	272,926,319	325,506,335	349,961,558

Basic earnings per share-continuing operations	$0.36	$0.20	$0.08
Basic earnings (loss) per share-discontinued operations	$(0.01)	$(0.08)	$0.01
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.35	$0.12	$0.09

Diluted earnings per share-continuing operations	$0.35	$0.19	$0.08
Diluted earnings (loss) per share-discontinued operations	$(0.01)	$(0.07)	$0.00
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.34	$0.12	$0.08